Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Image Chain Group Limited, Inc.
Entity Central Index Key	0001598924
Document Type	8-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017